Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,798,372,500
Previously Paid Amount	0
Total Fee Amount	524,555.24
Total Offset Amount	$ 0
Narrative Disclosure	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $3,798,372,500.00.
Net Fee	$ 524,555.24
Narrative - Max Aggregate Offering Price	$ 3,798,372,500
Final Prospectus	true